                              PROSPECTUS SUPPLEMENT
                 ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                 ------------------------------------------------------

                              SEPARATE ACCOUNT KGC
                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1997

                                 ***

The first paragraph under "C. RIGHT TO REVOKE ALL OTHER CONTRACTS" on page 20 of the Prospectus is amended to read in its entirety as follows:

   In Georgia, Idaho, Indiana, Michigan, Missouri, Nebraska, North Carolina, Oklahoma, Oregon, South Carolina, Texas, Utah, Washington and West Virginia, an Owner may revoke the Contract at any time within ten days (20 days in Idaho) after receipt of the Contract and receive a refund as described under "B. Right to Revoke Individual Retirement Annuity."

                                ***

Part 1 of APPENDIX B- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT is deleted and replaced in its entirety by the following:

PART 1:  SURRENDER CHARGES

FULL SURRENDER
--------------
Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to 15% of the Accumulated Value. The table below presents examples of the surrender charge resulting from a full surrender, based on hypothetical Accumulated Values.


                                     WITHDRAWAL
                                      WITHOUT
                    HYPOTHETICAL     SURRENDER       SURRENDER
      CONTRACT      ACCUMULATED       CHARGE           CHARGE         SURRENDER
        YEAR          VALUE            AMOUNT        PERCENTAGE        CHARGE
        ----          -----           -------        ----------        -------
         1         $ 54,000.00       $ 8,100.00         7%            $ 3,213.00
         2           58,320.00         8,748.00         6%              2,974.32
         3           62,985.60         9,447.84         5%              2,500.00
         4           68,024.45        10,203.67         4%              2,000.00
         5           73,466.40        11,019.96         3%              1,500.00
         6           79,343.72        11,901.56         2%              1,000.00
         7           85,691.21        12,853.68         0%                  0.00



WITHDRAWALS
-----------

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to 15% of the current

Accumulated Value in the Contract. The table below presents examples of the surrender charge resulting from withdrawals from the Owner's Contract based on hypothetical Accumulated Values.


                                                WITHDRAWAL
                                                  WITHOUT
                HYPOTHETICAL                     SURRENDER       SURRENDER
   CONTRACT      ACCUMULATED                       CHARGE         CHARGE         SURRENDER
    YEAR           VALUE         WITHDRAWALS       AMOUNT        PERCENTAGE        CHARGE
    ----           -----         -----------       ------        ----------        ------
     1        $ 54,000.00          $   0.00     $ 8,100.00           7%              0.00
     2          58,320.00              0.00       8,748.00           6%              0.00
     3          62,985.60              0.00       9,447.84           5%              0.00
     4          68,024.45         30,000.00      10,203.67           4%            791.85
     5          41,066.40         10,000.00       6,159.96           3%            115.20
     6          33,551.72          5,000.00       5,032.76           2%              0.00
     7          30,835.85         10,000.00       4,625.38           0%              0.00


                                       ***


    Supplement Dated August 11, 1997.